TRADE PAYABLES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES	TRADE PAYABLES

	As of December 31,
	2022	2021
Current
Suppliers (1)	35,005	22,166
Advanced payments from customers	3,529	7,954
Expenses accrual	50,114	33,090
TOTAL	88,648	63,210

(1)As of December 31, 2022 and 2021, the Company has 574 and 0 as outstanding balances with related parties (see note 24.1).

	As of December 31,
	2022	2021
Non current
Expenses accrual	5,445	6,387
TOTAL	5,445	6,387